Quarterly Holdings Report
for
Fidelity® Worldwide Fund
January 31, 2026
WLD-NPRT1-0426
1.813085.121
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 1.5%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Lovisa Holdings Ltd	310,528	6,701,159
Financials - 0.7%
Capital Markets - 0.2%
Pinnacle Investment Management Group Ltd	671,437	7,939,087
Insurance - 0.5%
Generation Development Group Ltd	1,841,011	6,897,096
Steadfast Group Ltd	1,409,422	5,132,989
Suncorp Group Ltd	422,364	4,999,923
		17,030,008
TOTAL FINANCIALS		24,969,095
Industrials - 0.5%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	4,435,116	10,253,465
Commercial Services & Supplies - 0.2%
Brambles Ltd	420,019	6,551,557
TOTAL INDUSTRIALS		16,805,022
Materials - 0.1%
Metals & Mining - 0.1%
Deterra Royalties Ltd	2,088,759	6,152,566
TOTAL AUSTRALIA		54,627,842
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Wienerberger AG	277,300	9,170,662
BELGIUM - 0.9%
Financials - 0.4%
Banks - 0.4%
KBC Group NV	95,200	13,417,308
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	63,000	19,072,519
TOTAL BELGIUM		32,489,827
CANADA - 2.9%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
PrairieSky Royalty Ltd	3,125,300	68,030,619
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	79,000	10,367,170
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(e)	3,700	0
TOTAL INFORMATION TECHNOLOGY		10,367,170
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	90,500	21,184,570
G Mining Ventures Corp (a)	97,000	3,075,306
TOTAL MATERIALS		24,259,876
TOTAL CANADA		102,657,665
CHINA - 1.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	198,500	15,257,069
Consumer Discretionary - 0.3%
Automobiles - 0.2%
BYD Co Ltd H Shares	649,500	8,097,229
Hotels, Restaurants & Leisure - 0.1%
Luckin Coffee Inc ADR (a)	101,400	3,383,718
TOTAL CONSUMER DISCRETIONARY		11,480,947
Industrials - 0.5%
Electrical Equipment - 0.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	178,100	8,966,807
Machinery - 0.2%
Airtac International Group	212,000	7,656,582
TOTAL INDUSTRIALS		16,623,389
TOTAL CHINA		43,361,405
DENMARK - 0.5%
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	61,646	17,308,844
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	152,400	4,204,432
FRANCE - 0.5%
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	158,400	12,412,216
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (b)(c)	67,800	6,023,486
TOTAL FRANCE		18,435,702
GERMANY - 0.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (a)	134,600	4,451,392
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	212,300	11,880,388
Information Technology - 0.3%
Software - 0.3%
SAP SE	46,000	9,189,348
TOTAL GERMANY		25,521,128
HONG KONG - 0.9%
Financials - 0.9%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (a)	44,800	7,283,136
Insurance - 0.7%
Prudential PLC	1,550,586	25,468,757
TOTAL HONG KONG		32,751,893
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (g)	661,069	1,644,562
INDONESIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	49,813,300	22,009,979
IRELAND - 1.0%
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	2,258,000	25,293,117
Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	136,300	11,874,896
TOTAL IRELAND		37,168,013
ITALY - 1.9%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	275,429	6,764,661
Textiles, Apparel & Luxury Goods - 0.3%
Prada Spa	1,860,500	9,535,774
TOTAL CONSUMER DISCRETIONARY		16,300,435
Financials - 0.4%
Financial Services - 0.4%
BFF Bank SpA (a)(b)(c)	1,665,830	15,944,827
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	186,060	10,220,111
Industrials - 0.7%
Electrical Equipment - 0.4%
Prysmian SpA	127,300	15,157,409
Machinery - 0.3%
Interpump Group SpA	160,100	9,276,179
TOTAL INDUSTRIALS		24,433,588
TOTAL ITALY		66,898,961
JAPAN - 4.0%
Communication Services - 0.6%
Entertainment - 0.4%
Nintendo Co Ltd	215,300	13,332,573
Media - 0.2%
CyberAgent Inc	807,400	7,306,563
TOTAL COMMUNICATION SERVICES		20,639,136
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Fast Retailing Co Ltd	25,900	9,840,527
USS Co Ltd	1,043,900	11,514,198
TOTAL CONSUMER DISCRETIONARY		21,354,725
Industrials - 1.3%
Commercial Services & Supplies - 0.2%
Japan Elevator Service Holdings Co Ltd	626,800	6,583,506
Machinery - 0.5%
Daifuku Co Ltd	226,100	8,090,862
Ebara Corp	304,500	9,160,973
		17,251,835
Professional Services - 0.2%
Timee Inc (a)(f)	909,200	7,954,619
Trading Companies & Distributors - 0.4%
ITOCHU Corp	1,085,500	13,897,193
TOTAL INDUSTRIALS		45,687,153
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.7%
Kioxia Holdings Corp (a)	94,800	13,084,311
Renesas Electronics Corp	733,231	12,190,300
		25,274,611
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	608,400	12,152,948
TOTAL INFORMATION TECHNOLOGY		37,427,559
Materials - 0.3%
Chemicals - 0.3%
NOF Corp	546,685	10,532,058
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Katitas Co Ltd	345,300	6,805,150
TOTAL JAPAN		142,445,781
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (a)	232,076	852,783
NETHERLANDS - 1.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	4,000	3,362,000
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	26,100	37,424,948
BE Semiconductor Industries NV	47,700	9,301,026
TOTAL INFORMATION TECHNOLOGY		46,725,974
TOTAL NETHERLANDS		50,087,974
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	1,137,149	11,985,935
SPAIN - 1.8%
Financials - 1.8%
Banks - 1.8%
Banco Santander SA	1,395,200	17,814,010
Bankinter SA	1,402,400	23,970,869
CaixaBank SA	1,678,500	22,156,518

TOTAL SPAIN		63,941,397
SWEDEN - 1.8%
Consumer Discretionary - 0.4%
Household Durables - 0.2%
JM AB	452,900	6,945,398
Specialty Retail - 0.2%
Haypp Group AB (a)	607,852	7,752,118
TOTAL CONSUMER DISCRETIONARY		14,697,516
Financials - 0.7%
Banks - 0.7%
Swedbank AB A1 Shares	628,250	24,452,908
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,042,024	15,968,148
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	245,900	6,893,362
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Dustin Group AB (a)(b)(c)	8,145,810	1,582,066
Software - 0.0%
Kry International Ab (a)(d)(e)	22,735	352,222
TOTAL INFORMATION TECHNOLOGY		1,934,288
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	38,665	337,925
TOTAL SWEDEN		64,284,147
SWITZERLAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity PLC	211,000	47,006,580
TAIWAN - 4.2%
Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 0.3%
E Ink Holdings Inc	1,806,000	10,012,672
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co Ltd	315,000	17,365,797
Taiwan Semiconductor Manufacturing Co Ltd ADR	370,000	122,307,200
		139,672,997
TOTAL TAIWAN		149,685,669
UNITED KINGDOM - 5.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc	778,000	16,767,077
Consumer Discretionary - 0.7%
Household Durables - 0.1%
Beauty Tech Group PLC/The	724,300	3,240,884
Leisure Products - 0.6%
Games Workshop Group PLC	90,242	21,053,790
TOTAL CONSUMER DISCRETIONARY		24,294,674
Consumer Staples - 1.2%
Beverages - 0.3%
Diageo PLC	391,173	9,001,007
Food Products - 0.2%
Cranswick PLC	100,300	7,219,114
Tobacco - 0.7%
British American Tobacco PLC	434,600	26,255,751
TOTAL CONSUMER STAPLES		42,475,872
Financials - 2.0%
Banks - 0.4%
NatWest Group PLC	1,602,400	14,605,532
Financial Services - 0.1%
Revolut Group Holdings Ltd (a)(d)(e)	3,936	5,522,523
Insurance - 1.5%
Admiral Group PLC	242,800	9,136,473
Beazley PLC	953,100	14,776,296
Hiscox Ltd	795,547	16,132,855
Sabre Insurance Group PLC (b)(c)	7,362,608	13,097,012
		53,142,636
TOTAL FINANCIALS		73,270,691
Industrials - 0.8%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	645,700	10,794,152
Professional Services - 0.2%
Intertek Group PLC	123,600	7,549,876
Trading Companies & Distributors - 0.3%
RS GROUP PLC	1,071,095	9,819,740
TOTAL INDUSTRIALS		28,163,768
Information Technology - 0.2%
IT Services - 0.2%
Softcat PLC	325,792	6,374,904
Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	364,800	5,141,492
TOTAL UNITED KINGDOM		196,488,478
UNITED STATES - 65.0%
Communication Services - 11.0%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (a)	47,000	5,226,870
Entertainment - 0.3%
Netflix Inc (a)	114,000	9,517,860
Interactive Media & Services - 9.7%
Alphabet Inc Class A	754,000	254,852,000
Meta Platforms Inc Class A	123,000	88,129,500
		342,981,500
Media - 0.9%
EchoStar Corp Class A (a)(f)	291,000	32,947,020
TOTAL COMMUNICATION SERVICES		390,673,250
Consumer Discretionary - 9.7%
Automobiles - 1.2%
Rivian Automotive Inc Class A (a)(f)	524,100	7,730,475
Tesla Inc (a)	79,100	34,045,431
		41,775,906
Broadline Retail - 4.4%
Amazon.com Inc (a)	655,000	156,741,500
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (a)	35,600	5,879,340
Flutter Entertainment PLC (United Kingdom) (a)	100,600	16,470,542
Starbucks Corp	15,000	1,379,250
		23,729,132
Household Durables - 1.9%
Somnigroup International Inc	764,000	67,117,400
Specialty Retail - 0.8%
Lithia Motors Inc Class A	23,000	7,439,120
Lowe's Cos Inc	78,000	20,830,680
		28,269,800
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp (a)	22,000	2,625,480
Ralph Lauren Corp Class A	73,000	25,798,930
		28,424,410
TOTAL CONSUMER DISCRETIONARY		346,058,148
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.2%
Dollar Tree Inc (a)	68,000	7,996,120
Sprouts Farmers Market Inc (a)	8,000	567,280
		8,563,400
Household Products - 0.4%
Procter & Gamble Co/The	78,000	11,838,060
Tobacco - 0.2%
Philip Morris International Inc	47,000	8,433,680
TOTAL CONSUMER STAPLES		28,835,140
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chevron Corp	86,000	15,213,400
Financials - 5.4%
Banks - 1.2%
Wells Fargo & Co	489,000	44,249,610
Capital Markets - 4.2%
Bank of New York Mellon Corp/The	816,000	97,854,720
Interactive Brokers Group Inc Class A	149,000	11,157,120
Morgan Stanley	162,000	29,613,600
Robinhood Markets Inc Class A (a)	112,000	11,141,760
		149,767,200
TOTAL FINANCIALS		194,016,810
Health Care - 6.7%
Biotechnology - 0.3%
Gilead Sciences Inc	80,000	11,356,000
Health Care Equipment & Supplies - 0.8%
Alcon AG	221,290	17,868,083
Intuitive Surgical Inc (a)	19,000	9,580,180
		27,448,263
Health Care Providers & Services - 0.6%
Cardinal Health Inc	18,000	3,867,840
Cencora Inc	15,000	5,388,300
HCA Healthcare Inc	17,000	8,300,590
McKesson Corp	4,000	3,324,840
		20,881,570
Life Sciences Tools & Services - 0.6%
Danaher Corp	35,000	7,661,150
Thermo Fisher Scientific Inc	23,000	13,308,030
		20,969,180
Pharmaceuticals - 4.4%
Eli Lilly & Co	110,000	114,086,500
Johnson & Johnson	197,000	44,768,250
		158,854,750
TOTAL HEALTH CARE		239,509,763
Industrials - 7.6%
Aerospace & Defense - 2.0%
Boeing Co (a)	252,000	58,897,440
GE Aerospace	37,000	11,351,230
Rocket Lab Corp	19,000	1,521,330
		71,770,000
Air Freight & Logistics - 0.1%
FedEx Corp	13,000	4,189,250
Ground Transportation - 0.7%
Old Dominion Freight Line Inc	152,000	26,326,400
Machinery - 4.6%
Caterpillar Inc	40,000	26,294,400
Cummins Inc	125,000	72,352,500
PACCAR Inc	365,000	44,862,150
Parker-Hannifin Corp	17,000	15,909,280
RBC Bearings Inc (a)	3,000	1,499,010
		160,917,340
Marine Transportation - 0.0%
Matson Inc	8,000	1,282,400
Passenger Airlines - 0.2%
United Airlines Holdings Inc (a)	86,000	8,799,520
TOTAL INDUSTRIALS		273,284,910
Information Technology - 21.2%
Communications Equipment - 0.6%
Ciena Corp (a)	42,398	10,676,240
Lumentum Holdings Inc (a)	27,000	10,579,680
		21,255,920
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	234,000	33,714,720
Corning Inc	336,000	34,692,000
		68,406,720
Semiconductors & Semiconductor Equipment - 8.9%
Analog Devices Inc	22,000	6,839,360
Applied Materials Inc	22,000	7,091,040
Broadcom Inc	60,000	19,878,000
KLA Corp	7,500	10,709,550
Lam Research Corp	32,000	7,470,720
Micron Technology Inc	34,000	14,105,920
NVIDIA Corp	1,227,000	234,516,510
Teradyne Inc	20,000	4,821,000
Texas Instruments Inc	45,000	9,699,750
		315,131,850
Software - 2.4%
Microsoft Corp	189,000	81,324,810
Rubrik Inc Class A (a)	42,000	2,349,900
Strategy Inc Class A (a)	17,000	2,545,070
Stripe LLC Class B (a)(d)(e)	10,000	414,200
		86,633,980
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	461,000	119,620,280
Pure Storage Inc Class A (a)	263,600	18,330,744
Seagate Technology Holdings PLC	82,000	33,430,580
Western Digital Corp	372,000	93,085,560
		264,467,164
TOTAL INFORMATION TECHNOLOGY		755,895,634
Materials - 1.1%
Metals & Mining - 1.1%
Alcoa Corp	83,000	4,715,230
Steel Dynamics Inc	189,000	33,938,730
TOTAL MATERIALS		38,653,960
Utilities - 1.1%
Electric Utilities - 1.1%
NextEra Energy Inc	100,000	8,790,000
NRG Energy Inc	181,606	27,718,524
		36,508,524
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	11,000	1,741,850
TOTAL UTILITIES		38,250,374
TOTAL UNITED STATES		2,320,391,389
TOTAL COMMON STOCKS (Cost $2,441,984,137)		3,515,421,048

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(d)(e)	14,425	3,704,052
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(d)(e)	120,600	959,976
TOTAL CHINA		4,664,028
UNITED STATES - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)	16,500	1,468,757
Software - 0.6%
Anthropic PBC Series F (d)(e)	24,300	6,297,103
Anthropic PBC Series G (d)(e)	12,100	3,135,550
Databricks Inc Series K (d)(e)	2,500	475,000
Databricks Inc Series L (d)(e)	26,200	4,978,000
OpenAI Group Pbc Series A-3 (d)(e)	4,152	1,982,497
Stripe LLC Series H (a)(d)(e)	29,122	1,206,233
		18,074,383
TOTAL UNITED STATES		19,543,140
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,119,048)		24,207,168

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc Series A, 10% (Cost $1,674,742)	16,000	1,600,000

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	25,335,027	25,340,094
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	16,435,766	16,437,409
TOTAL MONEY MARKET FUNDS (Cost $41,776,985)			41,777,503

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,504,554,912)	3,583,005,719
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,909,096)
NET ASSETS - 100.0%	3,577,096,623

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $46,900,856 or 1.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,647,391 or 1.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,496,113 or 0.9% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,644,562 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	3,425,514

Anthropic PBC Series G	1/27/2026	3,135,550

Bytedance Ltd Series E1	11/18/2020	1,580,607

Cerebras Systems Inc Series H	1/30/2026	1,468,757

Databricks Inc Series K	9/8/2025	375,000

Databricks Inc Series L	12/18/2025	4,978,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,712,900

Kry International Ab	5/14/2021 - 10/30/2024	1,503,523

OpenAI Group Pbc Series A-3	8/4/2025	1,274,200

Revolut Group Holdings Ltd	12/27/2024	3,423,355

Stripe LLC Class B	5/18/2021	401,284

Stripe LLC Series H	3/15/2021 - 5/25/2023	1,168,520

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,569,862	260,286,336	260,514,310	259,178	(1,794)	-	25,340,094	25,335,027	0.0%
Fidelity Securities Lending Cash Central Fund	17,819,217	104,478,842	105,860,228	162,736	(422)	-	16,437,409	16,435,766	0.1%
Total	43,389,079	364,765,178	366,374,538	421,914	(2,216)	-	41,777,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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